Own Shares (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 29, 2024	Apr. 25, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of classes of share capital [line items]
Issue of shares, treasury shares (in shares)			1,930,957	2,024,308
Treasury shares			$ 23.2	$ 9.8	[1]	$ 7.9
Repurchase of own shares			19.8
Share settlement (share-based payments)			0.0	0.0
Own Shares
Disclosure of classes of share capital [line items]
Share settlement (share-based payments)			$ 6.4	$ 1.2
Non-voting Ordinary Shares of $0.000165 each
Disclosure of classes of share capital [line items]
Issue of equity (in shares)	875,171	122,810	875,171

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information